Offerings	Apr. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	13,304,167
Proposed Maximum Offering Price per Unit	0.72
Maximum Aggregate Offering Price	$ 9,579,000.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,322.86
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”) of Hyperscale Data, Inc. (the “Company”) that may be offered or issued pursuant the Hyperscale Data, Inc. 2025 Stock Incentive Plan (the “Plan”) or under any of the option award agreements outside the Plan (the “Award Agreements”) as a result of one or more adjustments under the Plan or an Award Agreement to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock

(b) The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per unit and maximum aggregate offering price are based upon the exercise price per share of outstanding equity awards under the Plan or Award Agreements.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	0.2970
Maximum Aggregate Offering Price	$ 74,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10.25
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”) of Hyperscale Data, Inc. (the “Company”) that may be offered or issued pursuant the Hyperscale Data, Inc. 2025 Stock Incentive Plan (the “Plan”) or under any of the option award agreements outside the Plan (the “Award Agreements”) as a result of one or more adjustments under the Plan or an Award Agreement to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock

(b) The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per unit and maximum aggregate offering price are based upon the exercise price per share of outstanding equity awards under the Plan or Award Agreements.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	0.14
Maximum Aggregate Offering Price	$ 42,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5.80
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”) of Hyperscale Data, Inc. (the “Company”) that may be offered or issued pursuant the Hyperscale Data, Inc. 2025 Stock Incentive Plan (the “Plan”) or under any of the option award agreements outside the Plan (the “Award Agreements”) as a result of one or more adjustments under the Plan or an Award Agreement to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock

(b) The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per unit and maximum aggregate offering price are based upon the exercise price per share of outstanding equity awards under the Plan or Award Agreements.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,645,833
Proposed Maximum Offering Price per Unit	0.16
Maximum Aggregate Offering Price	$ 263,333.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 36.37
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Company that may be offered or issued pursuant the Plan or under any of the Award Agreements as a result of one or more adjustments under the Plan or an Award Agreement to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

(b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Common Stock, as reported on the NYSE American on April 23, 2026, which date is within five business days prior to the filing of this registration statement.